CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
ASSETS
Cash	$ 378	$ 3,310	$ 2,340	$ 148,465	$ 1,655	$ 146
Value added taxes receivable				45,557	86,136	3,725
Total current assets				194,022	87,791	3,871
Property and equipment, net				613,377	617,924	183,874
Intangible asset				50,000	0
Total assets	378	3,310	2,340	857,399	705,715	187,745
LIABILITIES
Accounts & interest payable	4,515	2,175	2,331	63,750	204,176	0
Accrued liabilities	2,250	4,500	4,500	12,869	0
Advance from shareholder	42,000	42,000	28,000
Convertible notes payable - related party				450,000	0
Convertible notes payable				165,000	0
Total liabilities	48,765	48,675	34,831	691,619	204,176	0
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, value	67,149	67,149	67,149	65,329	1,543,406	1,538,836
Non- Controlling Interest				65,506	0
Additional paid-in capital	(26,136)	(26,136)	(26,136)	300,580	(1,008,356)	(1,331,364)
Other comprehensive income				47,243	1,607	69
Deficit accumulated during the development stage	(89,400)	(86,378)	(73,504)	(312,878)	(35,118)	(19,796)
Total Stockholders' Deficit	(48,387)	(45,365)	(32,491)	165,780	501,539	187,745
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)	$ 378	$ 3,310	$ 2,340	$ 857,399	$ 705,715	$ 187,745